General information and basis of preparation - Exchange Rates Used for Translation (Details)	12 Months Ended
	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2021	Dec. 31, 2020
British pound
Disclosure of classes of share capital [line items]
Average for the year ended 31 December	1.17	1.16	1.13
Closing as at 31 December	1.13	1.19
US dollar
Disclosure of classes of share capital [line items]
Average for the year ended 31 December	0.95	0.85	0.88
Closing as at 31 December	0.94	0.88
Norwegian krone
Disclosure of classes of share capital [line items]
Average for the year ended 31 December	0.10	0.10	0.09
Closing as at 31 December	0.10	0.10
Swedish krone
Disclosure of classes of share capital [line items]
Average for the year ended 31 December	0.09	0.10	0.10
Closing as at 31 December	0.09	0.10
Icelandic krone
Disclosure of classes of share capital [line items]
Average for the year ended 31 December	0.01	0.01	0.01
Closing as at 31 December	0.01	0.01
Australian dollar
Disclosure of classes of share capital [line items]
Average for the year ended 31 December	0.66	0.63
Closing as at 31 December	0.64	0.64
Indonesian Rupiah
Disclosure of classes of share capital [line items]
Average for the year ended 31 December	0.06	0.06
Closing as at 31 December	0.06	0.06
Amount of currency obtained in exchange	Rp 1,000
New Zealand dollar
Disclosure of classes of share capital [line items]
Average for the year ended 31 December	0.60	0.60
Closing as at 31 December	0.60	0.60
Papua New Guinean kina
Disclosure of classes of share capital [line items]
Average for the year ended 31 December	0.27	0.24
Closing as at 31 December	0.27	0.25